Loans and Allowance for Credit Losses (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in the accretable balance for purchased impaired loans
Balance at beginning of period	$ 2,890	$ 2,845	$ 2,719
Purchases	100		356
Accretion	(451)	(421)	(358)
Disposals	(67)	(27)	(56)
Reclassifications (to)/from nonaccretable difference	184	536	384
Other	(37)	(43)	(200)
Balance at end of period	$ 2,619	$ 2,890	$ 2,845